Called up share capital (Details) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Opening balance as at 1 January	£ 4,594
Movements	26
Closing balance	4,620
Share premium [member]
Opening balance as at 1 January	263
Movements	21
Closing balance	284
Ordinary share capital [member]
Opening balance as at 1 January	4,331
Movements	5
Closing balance	£ 4,336